UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06463

AIM International Mutual Funds (Invesco International Mutual Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:      10/31

Date of reporting period:      7/31/18

Item 1. Schedule of Investments.

Invesco Asia Pacific Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2018

invesco.com/us	APG-QTR-1	09/18	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–89.95%

Australia–9.70%

Amcor Ltd.	2,461,135	$27,531,657

Brambles Ltd.	1,650,301	12,112,965

Computershare Ltd.	704,255	9,506,015

CSL Ltd.	105,846	15,438,945

Tassal Group Ltd.	4,608,049	14,309,476

		78,899,058

China–16.68%

Baidu, Inc. -ADR(a)	37,110	9,172,850

China Mengniu Dairy Co. Ltd.	3,576,000	11,123,391

China Mobile Ltd.	1,412,000	12,770,091

Henan Shuanghui Investment & Development Co., Ltd. -Class A	4,159,894	15,443,439

Industrial & Commercial Bank of China Ltd. -Class H	22,205,000	16,436,413

Inner Mongolia Yili Industrial Group Co., Ltd. -Class A	2,931,448	11,399,468

Kweichow Moutai Co., Ltd. -Class A	98,730	10,556,076

Lee & Man Paper Manufacturing Ltd.	6,651,000	6,483,182

Minth Group Ltd.	1,286,000	4,860,676

Sunny Optical Technology Group Co., Ltd.	548,500	9,097,793

Want Want China Holdings Ltd.	6,990,000	5,779,656

Wuliangye Yibin Co., Ltd. -Class A	1,529,189	16,251,642

Yum China Holdings, Inc.	173,620	6,264,210

		135,638,887

Hong Kong–16.05%

CK Asset Holdings Ltd.	4,200,160	32,133,570

CK Hutchison Holdings Ltd.	2,263,660	24,600,298

Galaxy Entertainment Group Ltd.	2,126,000	17,077,665

Hongkong Land Holdings Ltd.	3,607,400	26,225,798

Swire Properties Ltd.	7,718,200	30,468,540

		130,505,871

Indonesia–9.61%

PT Bank Central Asia Tbk	19,565,200	31,592,898

PT Bank Mandiri Persero Tbk	39,836,700	18,378,941

PT Pakuwon Jati Tbk	262,594,600	9,382,282

PT Telekomunikasi Indonesia Persero Tbk	76,211,200	18,833,922

		78,188,043

Malaysia–6.41%

Bursa Malaysia Bhd.	9,963,950	19,167,098

Public Bank Bhd.	5,571,300	32,973,895

		52,140,993

New Zealand–1.65%

Trade Me Group Ltd.	4,055,038	13,390,462

	Shares	Value

Philippines–3.40%

Metro Pacific Investments Corp.	96,627,300	$8,570,735

SM Investments Corp.	537,066	9,608,345

SM Prime Holdings Inc.	13,365,700	9,501,802

		27,680,882

Singapore–7.02%

Keppel REIT	31,406,400	27,092,091

United Overseas Bank Ltd.	1,509,400	29,957,388

		57,049,479

South Korea–6.58%

NAVER Corp.	37,778	24,178,352

Samsung Electronics Co., Ltd.	707,116	29,333,521

		53,511,873

Taiwan–3.35%

Taiwan Semiconductor Manufacturing Co. Ltd.	3,409,464	27,212,066

Thailand–4.46%

Kasikornbank PCL	3,669,800	24,869,134

Major Cineplex Group PCL	5,290,800	3,967,861

Thai Stanley Electric PCL	911,800	7,469,719

		36,306,714

United States–3.75%

Broadcom Inc.	137,353	30,460,775

Vietnam–1.29%

Vietnam Dairy Products JSC	1,452,910	10,496,047

Total Common Stocks & Other Equity Interests (Cost $524,025,737)		731,481,150

Money Market Funds–14.00%

Invesco Government & Agency Portfolio –Institutional Class, 1.82% (b)	39,850,026	39,850,026

Invesco Liquid Assets Portfolio –Institutional Class, 2.06% (b)	28,458,586	28,467,123

Invesco Treasury Portfolio –Institutional Class, 1.79% (b)	45,542,887	45,542,887

Total Money Market Funds (Cost $113,855,320)		113,860,036

TOTAL INVESTMENTS IN SECURITIES–103.95% (Cost $637,881,057)		845,341,186

OTHER ASSETS LESS LIABILITIES–(3.95)%		(32,153,420)

NET ASSETS–100.00%		$813,187,766

Investment Abbreviations:

ADR  —American Depositary Receipt

REIT  —Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule.

Invesco Asia Pacific Growth Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Asia Pacific Growth Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Asia Pacific Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the nine months ended July 31, 2018, there were transfers from Level 1 to Level 2 of $144,552,243 and from Level 2 to Level 1 of $171,787,067, due to foreign fair value adjustments.

Invesco Asia Pacific Growth Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$26,422,441	$52,476,617	$—	$78,899,058
China	37,653,129	97,985,758	—	135,638,887
Hong Kong	100,037,331	30,468,540	—	130,505,871
Indonesia	59,354,121	18,833,922	—	78,188,043
Malaysia	52,140,993	—	—	52,140,993
New Zealand	—	13,390,462	—	13,390,462
Philippines	27,680,882	—	—	27,680,882
Singapore	29,957,388	27,092,091	—	57,049,479
South Korea	24,178,352	29,333,521	—	53,511,873
Taiwan	—	27,212,066	—	27,212,066
Thailand	36,306,714	—	—	36,306,714
United States	30,460,775	—	—	30,460,775
Vietnam	10,496,047	—	—	10,496,047
Money Market Funds	113,860,036	—	—	113,860,036
Total Investments	$548,548,209	$296,792,977	$—	$845,341,186

Invesco Asia Pacific Growth Fund

Invesco European Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2018

invesco.com/us	EGR-QTR-1	09/18	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.20%

Denmark–1.63%

Carlsberg A/S -Class B	229,691	$27,686,033

France–13.42%

Bollore S.A.	6,782,063	31,578,320

Criteo S.A. -ADR(a)	442,908	14,230,634

Essilor International S.A.	132,986	19,624,167

Kaufman & Broad S.A.	274,470	14,037,818

Metropole Television S.A.	730,831	15,749,553

Pernod Ricard S.A.	144,497	23,308,079

Schneider Electric S.E.	431,361	34,722,236

Société BIC S.A.	152,407	14,568,627

Vicat S.A.	236,328	15,295,327

Vinci S.A.	304,617	30,632,225

Vivendi S.A.	543,267	14,102,375

		227,849,361

Germany–13.32%

Allianz S.E.	126,819	28,047,468

Deutsche Boerse AG	446,951	58,899,252

Deutsche Post AG	348,749	12,311,247

GEA Group AG	462,279	18,054,130

MorphoSys AG (a)	338,839	44,533,379

MTU Aero Engines AG	142,403	30,138,641

SAP S.E.	292,448	34,199,829

		226,183,946

Hungary–0.77%

Richter Gedeon Nyrt	725,326	13,124,241

Ireland–2.29%

Origin Enterprises PLC	3,142,459	22,193,843

Paddy Power Betfair PLC	152,712	16,616,020

		38,809,863

Israel–1.79%

Israel Discount Bank Ltd. -Class A	9,595,790	30,357,825

Italy–3.75%

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	1,138,513	19,968,948

Intesa Sanpaolo S.p.A.	6,300,833	19,354,970

Mediobanca Banca di Credito Finanziario S.p.A.	2,342,438	24,265,305

		63,589,223

Netherlands–3.74%

Aalberts Industries N.V.	223,332	10,132,314

ING Groep N.V.	1,234,658	18,861,998

Wolters Kluwer N.V.	572,108	34,491,881

		63,486,193

	Shares	Value

Russia–4.32%

Sberbank of Russia PJSC -Preference Shares	25,089,879	$73,247,208

Spain–1.25%

Construcciones y Auxiliar de Ferrocarriles, S.A.	479,029	21,284,887

Sweden–2.21%

Investor AB -Class B	860,094	37,507,682

Switzerland–9.53%

Cie Financiere Richemont S.A.	345,303	30,338,680

Julius Baer Group Ltd.	367,556	20,207,785

Kuehne + Nagel International AG	103,559	16,560,864

Novartis AG	365,736	30,698,711

OC Oerlikon Corp. AG	1,506,495	23,444,848

Tecan Group AG	110,294	28,002,335

UBS Group AG	756,259	12,460,478

		161,713,701

Turkey–2.95%

Haci Omer Sabanci Holding A.S.	18,331,965	31,704,675

Tupras-Turkiye Petrol Rafinerileri A.S.	841,052	18,414,487

		50,119,162

United Kingdom–28.76%

British American Tobacco PLC	709,648	39,128,660

Compass Group PLC	1,226,252	26,387,027

Conviviality PLC (b)	3,505,000	0

DCC PLC	681,736	63,015,333

Hays PLC	11,177,625	29,109,241

HomeServe PLC	1,851,814	24,596,719

IG Group Holdings PLC	2,357,021	28,476,497

Informa PLC	2,403,407	24,880,657

John Wood Group PLC	3,532,741	30,129,423

Jupiter Fund Management PLC	2,738,160	15,740,997

Lloyds Banking Group PLC	26,663,777	21,830,634

Micro Focus International PLC	751,427	12,265,891

Reckitt Benckiser Group PLC	288,555	25,742,172

RELX PLC	1,330,029	29,021,649

Savills PLC	1,798,086	20,909,493

Standard Life Aberdeen PLC	5,020,434	20,557,496

TechnipFMC PLC	423,260	13,694,379

TP ICAP PLC	2,236,988	8,220,931

Ultra Electronics Holdings PLC	1,258,519	27,271,320

Unilever N.V.	471,795	27,133,992

		488,112,511

United States–1.47%

Philip Morris International Inc.	290,053	25,031,574

Total Common Stocks & Other Equity Interests (Cost $1,194,892,682)		1,548,103,410

See accompanying notes which are an integral part of this schedule.

Invesco European Growth Fund

	Shares	Value

Money Market Funds–9.68%

Invesco Government & Agency Portfolio –Institutional Class, 1.82% (c)	57,497,327	$57,497,327

Invesco Liquid Assets Portfolio –Institutional Class, 2.06% (c)	41,064,774	41,077,094

Invesco Treasury Portfolio –Institutional Class, 1.79% (c)	65,711,230	65,711,230

Total Money Market Funds (Cost $164,277,763)		164,285,651

TOTAL INVESTMENTS IN SECURITIES–100.88% (Cost $1,359,170,445)		1,712,389,061

OTHER ASSETS LESS LIABILITIES–(0.88)%		(14,876,097)

NET ASSETS–100.00%		$1,697,512,964

Investment Abbreviations:

ADR  —  American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security valued using significant unobservable inputs (Level 3). See Note 2.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco European Growth Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco European Growth Fund

E.	Forward Foreign Currency Translations – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended July 31, 2018, there were transfers from Level 1 to Level 2 of $299,498,569 and from Level 2 to Level 1 of $307,989,431, due to foreign fair value adjustments.

Invesco European Growth Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Denmark	$27,686,033	$—	$—	$27,686,033
France	227,849,361	—	—	227,849,361
Germany	191,984,117	34,199,829	—	226,183,946
Hungary	13,124,241	—	—	13,124,241
Ireland	38,809,863	—	—	38,809,863
Israel	—	30,357,825	—	30,357,825
Italy	19,968,948	43,620,275	—	63,589,223
Netherlands	44,624,195	18,861,998	—	63,486,193
Russia	—	73,247,208	—	73,247,208
Spain	21,284,887	—	—	21,284,887
Sweden	37,507,682	—	—	37,507,682
Switzerland	131,014,990	30,698,711	—	161,713,701
Turkey	—	50,119,162	—	50,119,162
United Kingdom	311,149,901	176,962,610	0	488,112,511
United States	25,031,574	—	—	25,031,574
Money Market Funds	164,285,651	—	—	164,285,651
Total Investments	$1,254,321,443	$458,067,618	$0	$1,712,389,061

Invesco European Growth Fund

Invesco Global Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2018

invesco.com/us	GLG-QTR-1	09/18	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.61%

Australia–2.46%

Amcor Ltd.	943,368	$10,553,051

CSL Ltd.	34,486	5,030,209

		15,583,260

Brazil–3.20%

B3 S.A. - Brasil, Bolsa, Balcão	1,359,031	8,570,890

Banco Bradesco S.A. -ADR	970,673	7,843,038

Kroton Educacional S.A.	1,290,678	3,851,538

		20,265,466

Canada–5.69%

CGI Group Inc. -Class A (a)	152,180	9,824,782

Open Text Corp.	186,729	6,949,224

Peyto Exploration & Development Corp.	698,234	5,754,204

PrairieSky Royalty Ltd.	413,317	7,841,839

Suncor Energy, Inc.	132,811	5,593,009

		35,963,058

China–4.46%

Baidu, Inc. -ADR(a)	25,813	6,380,457

Henan Shuanghui Investment & Development Co., Ltd. -Class A	2,029,235	7,533,453

Kweichow Moutai Co., Ltd. -Class A	59,991	6,414,155

Wuliangye Yibin Co., Ltd. -Class A	447,084	4,751,440

Yum China Holdings, Inc.	85,875	3,098,370

		28,177,875

Denmark–1.16%

Carlsberg A/S -Class B	60,892	7,339,678

France–4.64%

Criteo S.A. -ADR(a)	160,840	5,167,789

Pernod Ricard S.A.	57,269	9,237,773

Schneider Electric S.E.	108,916	8,767,151

Vivendi S.A.	238,038	6,179,100

		29,351,813

Germany–3.69%

Deutsche Boerse AG	86,732	11,429,553

GEA Group AG	118,131	4,613,561

SAP S.E.	62,386	7,295,623

		23,338,737

Hong Kong–1.00%

CK Hutchison Holdings Ltd.	583,732	6,343,701

Indonesia–1.06%

PT Bank Mandiri Persero Tbk	14,573,100	6,723,402

Ireland–1.07%

Paddy Power Betfair PLC	62,050	6,751,428

	Shares	Value

Israel–1.03%

Check Point Software Technologies Ltd. (a)	57,650	$6,495,425

Italy–2.22%

Intesa Sanpaolo S.p.A.	2,258,650	6,938,147

Mediobanca Banca di Credito Finanziario S.p.A.	683,727	7,082,725

		14,020,872

Japan–4.39%

Asahi Group Holdings, Ltd.	177,500	8,606,734

FANUC Corp.	27,700	5,450,125

Hoya Corp.	162,900	9,818,253

Keyence Corp.	7,400	3,905,582

		27,780,694

Mexico–1.72%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	110,957	10,889,320

South Korea–1.60%

NAVER Corp.	15,828	10,130,101

Spain–1.43%

Amadeus IT Group S.A.	105,961	9,044,714

Switzerland–1.78%

Cie Financiere Richemont S.A.	74,648	6,558,651

Julius Baer Group Ltd.	85,716	4,712,562

		11,271,213

Taiwan–1.70%

Taiwan Semiconductor Manufacturing Co. Ltd.	1,347,428	10,754,271

Turkey–0.26%

Akbank T.A.S.	1,098,119	1,619,566

United Kingdom–7.05%

British American Tobacco PLC	144,446	7,964,482

Compass Group PLC	251,749	5,417,245

Lloyds Banking Group PLC	5,304,413	4,342,922

Reckitt Benckiser Group PLC	96,244	8,585,987

RELX PLC	321,919	7,024,373

TechnipFMC PLC	160,469	5,191,899

Unilever N.V.	105,657	6,076,572

		44,603,480

United States–46.00%

Advance Auto Parts, Inc.	65,088	9,192,378

Alphabet Inc. -Class A (a)	10,692	13,121,436

Alphabet Inc. -Class C (a)	7,922	9,643,134

Aon PLC	43,764	6,282,322

Apple Inc.	81,664	15,539,843

BB&T Corp.	151,458	7,695,581

Booking Holdings Inc. (a)	3,932	7,976,927

See accompanying notes which are an integral part of this schedule.

Invesco Global Growth Fund

	Shares	Value

United States–(continued)

Broadcom Inc.	54,414	$12,067,393

Celgene Corp. (a)	84,072	7,574,047

Cisco Systems, Inc.	250,772	10,605,148

Comcast Corp. -Class A	264,278	9,455,867

Dollar General Corp.	79,821	7,834,431

Dril-Quip, Inc. (a)	148,042	7,631,565

Eagle Materials Inc.	46,791	4,648,686

eBay Inc. (a)	149,255	4,992,580

Expedia Group, Inc.	61,204	8,191,543

Facebook, Inc. -Class A (a)	36,320	6,268,106

First Republic Bank	53,483	5,287,329

Gilead Sciences, Inc.	64,014	4,982,210

IHS Markit Ltd. (a)	167,290	8,871,389

Ingersoll-Rand PLC	91,746	9,037,898

JPMorgan Chase & Co.	100,527	11,555,579

Kansas City Southern	82,164	9,553,208

Las Vegas Sands Corp.	122,920	8,837,948

LogMeIn, Inc.	69,871	5,663,045

Microsoft Corp.	85,574	9,077,690

Mondelez International, Inc. -Class A	193,416	8,390,386

Newell Brands, Inc.	210,763	5,519,883

Nielsen Holdings PLC	222,299	5,237,364

Occidental Petroleum Corp.	63,836	5,357,755

PayPal Holdings, Inc. (a)	100,593	8,262,709

Philip Morris International Inc.	103,829	8,960,443

PTC Inc. (a)	93,329	8,577,868

Sabre Corp.	181,764	4,475,030

Schlumberger Ltd.	94,110	6,354,307

Versum Materials, Inc.	213,237	8,220,286

		290,943,314

Total Common Stocks & Other Equity Interests (Cost $467,151,409)		617,391,388

Money Market Funds–2.21%

Invesco Government & Agency Portfolio –Institutional Class, 1.82% (b)	4,899,088	4,899,088

Invesco Liquid Assets Portfolio – Institutional Class, 2.06% (b)	3,498,804	3,499,853

Invesco Treasury Portfolio – Institutional Class, 1.79% (b)	5,598,958	5,598,958

Total Money Market Funds (Cost $13,996,779)		13,997,899

TOTAL INVESTMENTS IN SECURITIES–99.82% (Cost $481,148,188)		631,389,287

OTHER ASSETS LESS LIABILITIES–0.18%		1,158,041

NET ASSETS–100.00%		$632,547,328

Investment Abbreviations:

ADR  —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Global Growth Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Global Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended July 31, 2018, there were transfers from Level 1 to Level 2 of $37,277,548 and from Level 2 to Level 1 of $47,168,160, due to foreign fair value adjustments.

Invesco Global Growth Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$15,583,260	$—	$15,583,260
Brazil	20,265,466	—	—	20,265,466
Canada	35,963,058	—	—	35,963,058
China	9,478,827	18,699,048	—	28,177,875
Denmark	7,339,678	—	—	7,339,678
France	29,351,813	—	—	29,351,813
Germany	16,043,114	7,295,623	—	23,338,737
Hong Kong	6,343,701	—	—	6,343,701
Indonesia	6,723,402	—	—	6,723,402
Ireland	6,751,428	—	—	6,751,428
Israel	6,495,425	—	—	6,495,425
Italy	—	14,020,872	—	14,020,872
Japan	8,606,734	19,173,960	—	27,780,694
Mexico	10,889,320	—	—	10,889,320
South Korea	10,130,101	—	—	10,130,101
Spain	9,044,714	—	—	9,044,714
Switzerland	11,271,213	—	—	11,271,213
Taiwan	—	10,754,271	—	10,754,271
Turkey	—	1,619,566	—	1,619,566
United Kingdom	38,526,908	6,076,572	—	44,603,480
United States	290,943,314	—	—	290,943,314
Money Market Funds	13,997,899	—	—	13,997,899
Total Investments	$538,166,115	$93,223,172	$—	$631,389,287

Invesco Global Growth Fund

Invesco Global Opportunities Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2018

invesco.com/us	GLOPP-QTR-1	09/18	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.27%

Brazil–5.77%

EZ Tec Empreendimentos e Participacoes S.A.	480,879	$2,240,907

Telefonica Brasil S.A. -Preference Shares	206,600	2,269,562

		4,510,469

Canada–4.82%

Canadian Natural Resources Ltd.	72,562	2,666,408

PrairieSky Royalty Ltd.	57,898	1,098,495

		3,764,903

China–2.82%

JD.com, Inc. -ADR (a)	61,373	2,200,836

France–1.30%

Airbus S.E.	8,212	1,017,843

Germany–10.70%

Bayer AG	53,184	5,924,034

Volkswagen AG -Preference Shares	13,715	2,441,144

		8,365,178

Hong Kong–3.64%

Standard Chartered PLC	321,764	2,842,916

Mexico–2.42%

Fibra Uno Administracion S.A. de C.V.	1,307,900	1,888,958

Russia–2.03%

Sberbank of Russia PJSC -ADR	112,504	1,585,181

Spain–5.22%

Banco Santander S.A.	506,475	2,832,110

Industria de Diseno Textil, S.A.	38,046	1,246,955

		4,079,065

Sweden–1.74%

Autoliv, Inc.	13,290	1,361,693

Switzerland–2.38%

LafargeHolcim Ltd.	1	44

Novartis AG	22,182	1,861,886

		1,861,930

Taiwan–2.60%

Taiwan Semiconductor Manufacturing Co. Ltd.	255,000	2,035,240

United Arab Emirates–1.71%

Borr Drilling Ltd. (a)	282,841	1,338,786

United Kingdom–20.41%

Barclays PLC	581,627	1,478,946

	Shares	Value

United Kingdom–(continued)

Essentra PLC	282,418	$1,781,283

Rolls-Royce Holdings PLC	426,048	5,541,553

Royal Dutch Shell PLC -Class A	78,098	2,673,072

Tesco PLC	753,466	2,574,169

Thomas Cook Group PLC	1,514,373	1,906,122

		15,955,145

United States–31.71%

Altria Group, Inc.	35,574	2,087,482

American Express Co.	18,680	1,859,034

Baker Hughes, a GE Co.	75,082	2,596,336

Berkshire Hathaway Inc. -Class B (a)	6,469	1,280,021

Citigroup Inc.	31,679	2,277,403

First Republic Bank	24,448	2,416,929

JPMorgan Chase & Co.	19,576	2,250,261

Las Vegas Sands Corp.	15,025	1,080,298

Markel Corp. (a)	1,594	1,864,980

National Oilwell Varco Inc.	83,597	4,064,486

Union Pacific Corp.	6,710	1,005,762

United Technologies Corp.	14,796	2,008,409

		24,791,401

Total Common Stocks & Other Equity Interests (Cost $74,874,045)		77,599,544

Money Market Funds–0.17%

Invesco Government & Agency Portfolio –Institutional Class, 1.82% (b)	47,531	47,531

Invesco Liquid Assets Portfolio –Institutional Class, 2.06% (b)	33,940	33,950

Invesco Treasury Portfolio –Institutional Class, 1.79% (b)	54,321	54,321

Total Money Market Funds (Cost $135,802)		135,802

TOTAL INVESTMENTS IN SECURITIES–99.44% (Cost $75,009,847)		77,735,346

OTHER ASSETS LESS LIABILITIES–0.56%		439,513

NET ASSETS–100.00%		$78,174,859

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Global Opportunities Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Global Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended July 31, 2018, there were transfers from Level 1 to Level 2 of $3,260,229 and from Level 2 to Level 1 of $8,766,950, due to foreign fair value adjustments.

Invesco Global Opportunities Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$4,510,469	$—	$—	$4,510,469
Canada	3,764,903	—	—	3,764,903
China	2,200,836	—	—	2,200,836
France	1,017,843	—	—	1,017,843
Germany	8,365,178	—	—	8,365,178
Hong Kong	2,842,916	—	—	2,842,916
Mexico	1,888,958	—	—	1,888,958
Russia	1,585,181	—	—	1,585,181
Spain	—	4,079,065	—	4,079,065
Sweden	1,361,693	—	—	1,361,693
Switzerland	44	1,861,886	—	1,861,930
Taiwan	—	2,035,240	—	2,035,240
United Arab Emirates	1,338,786	—	—	1,338,786
United Kingdom	10,021,844	5,933,301	—	15,955,145
United States	24,791,401	—	—	24,791,401
Money Market Funds	135,802	—	—	135,802
Total Investments	$63,825,854	$13,909,492	$—	$77,735,346

Invesco Global Opportunities Fund

Invesco Global Responsibility Equity Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2018

invesco.com/us	GLRE-QTR-1	09/18	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.90%

Australia–0.38%

Insurance Australia Group Ltd.	6,303	$37,587

Canada–8.21%

Canadian Imperial Bank of Commerce	707	64,526

CGI Group Inc. -Class A(a)	6,021	388,717

CI Financial Corp.	1,103	19,274

Toronto-Dominion Bank (The)	2,891	171,508

West Fraser Timber Co., Ltd.	2,846	176,781

		820,806

France–7.19%

Faurecia S.A.	3,565	242,360

Kering S.A.	377	201,017

L’Oreal S.A.	960	235,169

Vinci S.A.	398	40,023

		718,569

Germany–4.03%

Covestro AG -REGS(b)	3,268	313,727

HOCHTIEF AG	495	89,171

		402,898

Japan–9.82%

AGC Inc.	7,700	322,834

Canon Inc.	10,600	343,497

Dai Nippon Printing Co., Ltd.	13,500	295,041

Haseko Corp.	1,500	19,905

		981,277

Norway–0.58%

TGS NOPEC Geophysical Co. ASA	1,502	57,451

Sweden–4.42%

Loomis AB -Class B	477	14,963

Sandvik AB	23,348	426,709

		441,672

Switzerland–2.24%

Roche Holding AG	901	223,476

United Kingdom–6.35%

Fiat Chrysler Automobiles N.V. (a)	18,911	322,800

GlaxoSmithKline PLC	4,936	102,464

Pearson PLC	5,032	60,919

Persimmon PLC	2,209	71,896

	Shares	Value

United Kingdom–(continued)

RELX N.V.	1,021	$22,167

Unilever N.V.	951	54,694

		634,940

United States–54.68%

AbbVie Inc.	2,048	188,887

Aflac, Inc.	6,222	289,572

Akamai Technologies, Inc. (a)	1,397	105,138

Allstate Corp. (The)	475	45,182

AMETEK, Inc.	1,852	144,086

Anthem, Inc.	108	27,324

Biogen Inc. (a)	943	315,311

Capital One Financial Corp.	938	88,472

CF Industries Holdings, Inc.	4,222	187,541

Cigna Corp.	816	146,407

Citigroup Inc.	1,338	96,189

Citrix Systems, Inc. (a)	1,822	200,365

Conagra Brands, Inc.	3,642	133,698

Estee Lauder Cos. Inc. (The) -Class A	525	70,843

Extra Space Storage Inc.	1,315	123,571

Facebook, Inc. -Class A(a)	232	40,039

Fifth Third Bancorp	9,015	266,754

Gilead Sciences, Inc.	1,792	139,471

Host Hotels & Resorts Inc.	923	19,328

HP Inc.	14,703	339,345

Humana Inc.	621	195,106

Intel Corp.	5,529	265,945

International Business Machines Corp.	505	73,190

Jones Lang LaSalle Inc.	937	160,236

JPMorgan Chase & Co.	1,266	145,527

Kohl’s Corp.	3,885	286,985

Lincoln National Corp.	1,166	79,405

LyondellBasell Industries N.V.-Class A	1,488	164,855

Macy’s, Inc.	1,870	74,295

Mastercard Inc. -Class A	1,156	228,888

Micron Technology, Inc. (a)	2,155	113,762

Motorola Solutions, Inc.	1,458	176,855

Newmont Mining Corp.	802	29,417

Prologis, Inc.	1,826	119,822

Prudential Financial, Inc.	815	82,242

SBA Communications Corp. -Class A(a)	120	18,990

Seagate Technology PLC	1,930	101,557

SunTrust Banks, Inc.	1,132	81,583

Waste Management, Inc.	1,078	97,020

		5,463,203

Total Common Stocks & Other Equity Interests (Cost $9,259,882)		9,781,879

See accompanying notes which are an integral part of this schedule.

Invesco Global Responsibility Equity Fund

	Shares	Value

Money Market Funds–1.92%
Invesco Government & Agency Portfolio –Institutional Class, 1.82% (c)	66,999	$66,999

Invesco Liquid Assets Portfolio –Institutional Class, 2.06% (c)	47,841	47,856

Invesco Treasury Portfolio –Institutional Class, 1.79% (c)	76,571	76,571

Total Money Market Funds (Cost $191,426)		191,426

TOTAL INVESTMENTS IN SECURITIES–99.82% (Cost $9,451,308)		9,973,305

OTHER ASSETS LESS LIABILITIES–0.18%		18,394

NET ASSETS–100.00%		$9,991,699

Investment Abbreviations:

REGS — Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)

Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2018 represented 3.14% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Global Responsibility Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Global Responsibility Equity Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Global Responsibility Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Global Responsibility Equity Fund

The following is a summary of the tiered valuation input levels, as of July 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the nine months ended July 31, 2018, there were transfers from Level 1 to Level 2 of $148,757 and from Level 2 to Level 1 of $402,689, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$37,587	$—	$37,587
Canada	820,806	—	—	820,806
France	718,569	—	—	718,569
Germany	402,898	—	—	402,898
Japan	—	981,277	—	981,277
Norway	—	57,451	—	57,451
Sweden	14,963	426,709	—	441,672
Switzerland	223,476	—	—	223,476
United Kingdom	425,264	209,676	—	634,940
United States	5,463,203	—	—	5,463,203
Money Market Funds	191,426	—	—	191,426
Total Investments	$8,260,605	$1,712,700	$—	$9,973,305

Invesco Global Responsibility Equity Fund

Invesco Global Small & Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2018

invesco.com/us	GSMG-QTR-1	09/18	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.39%

Australia–0.82%

Computershare Ltd.	306,756	$4,140,584

Brazil–4.46%

B3 S.A. - Brasil, Bolsa, Balcão	1,933,300	12,192,585

BR Malls Participacoes S.A. (a)	1,138,198	3,011,379

Kroton Educacional S.A.	1,256,901	3,750,744

Raia Drogasil S.A.	182,700	3,610,968

		22,565,676

Canada–9.67%

Celestica Inc. (a)	736,000	8,702,091

Fairfax Financial Holdings Ltd.	20,671	11,679,878

Onex Corp.	167,223	12,517,300

Open Text Corp.	147,620	5,493,761

Peyto Exploration & Development Corp.	634,158	5,226,148

Trican Well Service Ltd. (a)	2,513,850	5,295,164

		48,914,342

China–2.25%

Henan Shuanghui Investment & Development Co., Ltd. -Class A	2,029,993	7,536,267

Lee & Man Paper Manufacturing Ltd.	3,978,000	3,877,627

		11,413,894

Colombia–0.76%

Gran Tierra Energy Inc. (a)	1,149,433	3,843,814

France–2.16%

Bollore S.A.	1,559,165	7,259,710

Société BIC S.A.	38,200	3,651,549

		10,911,259

Germany–8.26%

Deutsche Boerse AG	110,834	14,605,717

MorphoSys AG (a)	144,121	18,941,725

MTU Aero Engines AG	39,000	8,254,088

		41,801,530

Hong Kong–2.15%

Hongkong Land Holdings Ltd.	1,497,100	10,883,917

Hungary–0.78%

Richter Gedeon Nyrt	219,546	3,972,524

Ireland–1.47%

Origin Enterprises PLC	1,050,254	7,417,494

Israel–1.93%

Israel Discount Bank Ltd. -Class A	3,086,000	9,763,057

	Shares	Value

Romania–1.10%

Fondul Proprietatea S.A.	24,772,980	$5,545,208

Switzerland–1.52%

Tecan Group AG	30,373	7,711,343

Turkey–2.95%

Haci Omer Sabanci Holding A.S.	4,018,738	6,950,307

Tupras-Turkiye Petrol Rafinerileri A.S.	363,635	7,961,639

		14,911,946

United Kingdom–19.12%

Compass Group PLC	159,205	3,425,843

DCC PLC	269,908	24,948,576

HomeServe PLC	888,210	11,797,649

IG Group Holdings PLC	901,552	10,892,157

Informa PLC	774,915	8,022,109

John Wood Group PLC	947,487	8,080,761

Jupiter Fund Management PLC	958,750	5,511,614

Micro Focus International PLC	309,601	5,053,761

Savills PLC	689,358	8,016,372

Standard Life Aberdeen PLC	886,100	3,628,371

Ultra Electronics Holdings PLC	341,249	7,394,653

		96,771,866

United States–33.99%

Amphenol Corp. -Class A	36,167	3,381,976

Aptiv PLC	42,334	4,151,695

BioMarin Pharmaceutical Inc. (a)	30,915	3,108,812

Black Knight, Inc. (a)	65,438	3,379,873

Boston Scientific Corp. (a)	137,780	4,630,786

Bright Horizons Family Solutions Inc. (a)	17,329	1,854,030

Burlington Stores, Inc. (a)	27,763	4,242,464

Centene Corp. (a)	40,627	5,294,917

Cheniere Energy, Inc. (a)	77,978	4,951,603

Constellation Brands, Inc. -Class A	5,809	1,221,226

CoStar Group Inc. (a)	17,687	7,355,139

DexCom Inc. (a)	33,517	3,188,472

Dollar Tree, Inc. (a)	24,753	2,259,454

E*TRADE Financial Corp. (a)	62,649	3,747,037

Electronic Arts Inc. (a)	42,897	5,522,989

Entegris, Inc.	82,757	2,908,909

Fidelity National Information Services, Inc.	54,299	5,599,856

FLIR Systems, Inc.	70,099	4,107,801

Gartner, Inc. (a)	18,594	2,518,185

GoDaddy, Inc. -Class A (a)	45,618	3,358,397

Grand Canyon Education, Inc. (a)	17,174	2,001,286

Guidewire Software Inc. (a)	39,031	3,364,472

Hilton Worldwide Holdings Inc.	39,095	3,075,213

Humana Inc.	10,288	3,232,284

Huntington Ingalls Industries, Inc.	10,249	2,388,529

Ingersoll-Rand PLC	24,471	2,410,638

See accompanying notes which are an integral part of this schedule.

Invesco Global Small & Mid Cap Growth Fund

	Shares	Value

United States–(continued)

Laboratory Corp. of America Holdings (a)	15,414	$2,702,691

LivaNova PLC (a)	31,209	3,437,047

Live Nation Entertainment, Inc. (a)	57,483	2,832,762

MarketAxess Holdings, Inc.	11,979	2,321,171

Mettler-Toledo International Inc. (a)	4,960	2,938,850

Microchip Technology Inc.	39,315	3,673,200

Nasdaq, Inc.	34,903	3,190,134

Neurocrine Biosciences, Inc. (a)	27,532	2,766,691

Parsley Energy, Inc. -Class A (a)	70,038	2,201,294

Republic Services, Inc.	64,968	4,708,881

Roper Technologies, Inc.	11,093	3,348,977

S&P Global Inc.	14,564	2,919,208

SBA Communications Corp. -Class A (a)	19,117	3,025,265

ServiceMaster Global Holdings, Inc. (a)	71,219	4,058,771

ServiceNow, Inc. (a)	23,965	4,216,881

Sherwin-Williams Co. (The)	10,588	4,666,449

Stanley Black & Decker Inc.	21,914	3,275,486

TD Ameritrade Holding Corp.	61,726	3,527,641

Teradyne, Inc.	99,894	4,320,415

TransDigm Group, Inc.	3,033	1,139,013

Tyler Technologies, Inc. (a)	7,611	1,712,399

Worldpay, Inc. -Class A (a)	55,821	4,587,928

Wynn Resorts Ltd.	13,228	2,206,166

XPO Logistics, Inc. (a)	24,918	2,484,823

Zayo Group Holdings, Inc. (a)	66,155	2,453,689

		171,971,875

Total Common Stocks & Other Equity Interests (Cost $324,130,670)		472,540,329

Money Market Funds–7.12%

Invesco Government & Agency Portfolio –Institutional Class, 1.82% (b)	12,617,293	12,617,293

Invesco Liquid Assets Portfolio –Institutional Class, 2.06% (b)	9,009,918	9,012,621

Invesco Treasury Portfolio –Institutional Class, 1.79% (b)	14,419,764	14,419,764

Total Money Market Funds (Cost $36,047,805)		36,049,678

TOTAL INVESTMENTS IN SECURITIES–100.51% (Cost $360,178,475)		508,590,007

OTHER ASSETS LESS LIABILITIES–(0.51)%		(2,588,677)

NET ASSETS–100.00%		$ 506,001,330

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Global Small & Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Global Small & Mid Cap Growth Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Global Small & Mid Cap Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the nine months ended July 31, 2018, there were transfers from Level 1 to Level 2 of $60,442,390 and from Level 2 to Level 1 of $27,195,813, due to foreign fair value adjustments.

Invesco Global Small & Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$4,140,584	$—	$4,140,584
Brazil	22,565,676	—	—	22,565,676
Canada	48,914,342	—	—	48,914,342
China	—	11,413,894	—	11,413,894
Colombia	3,843,814	—	—	3,843,814
France	10,911,259	—	—	10,911,259
Germany	41,801,530	—	—	41,801,530
Hong Kong	10,883,917	—	—	10,883,917
Hungary	3,972,524	—	—	3,972,524
Ireland	7,417,494	—	—	7,417,494
Israel	—	9,763,057	—	9,763,057
Romania	5,545,208	—	—	5,545,208
Switzerland	7,711,343	—	—	7,711,343
Turkey	—	14,911,946	—	14,911,946
United Kingdom	55,119,049	41,652,817	—	96,771,866
United States	171,971,875	—	—	171,971,875
Money Market Funds	36,049,678	—	—	36,049,678
Total Investments	$426,707,709	$81,882,298	$—	$508,590,007

Invesco Global Small & Mid Cap Growth Fund

Invesco International Companies Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2018

invesco.com/us	ICO-QTR-1	09/18	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.76%

Belgium–4.71%

Anheuser-Busch InBev S.A./N.V.	58,942	$5,988,371

Brazil–2.83%

Cielo S.A.	931,636	3,591,808

Canada–1.95%

Ritchie Bros. Auctioneers Inc.	74,613	2,482,374

Chile–4.17%

Liberty Latin America Ltd. -Class C (a)	273,800	5,300,768

China–8.76%

Alibaba Group Holding Ltd. -ADR(a)	19,666	3,682,065

Kweichow Moutai Co., Ltd. -Class A	42,191	4,511,004

New Oriental Education & Technology Group, Inc. -ADR	9,714	835,793

Sinopharm Group Co. Ltd. -Class H	496,800	2,101,357

		11,130,219

Denmark–1.58%

DSV A/S	23,960	2,009,073

France–5.15%

Bureau Veritas S.A.	55,873	1,439,271

Edenred	129,580	5,101,607

		6,540,878

Germany–3.74%

Scout24 AG -REGS (b)	91,342	4,752,876

Hong Kong–2.20%

AIA Group Ltd.	319,400	2,796,282

India–2.50%

Housing Development Finance Corp. Ltd.	109,300	3,180,818

Japan–17.73%

FANUC Corp.	10,400	2,046,256

Japan Tobacco Inc.	210,600	5,991,384

Kao Corp.	34,100	2,488,645

Keyence Corp.	4,100	2,163,903

MISUMI Group Inc.	73,800	1,881,562

SMC Corp.	5,400	1,818,938

SoftBank Group Corp.	73,800	6,136,252

		22,526,940

Luxembourg–4.60%

Eurofins Scientific S.E.	8,111	4,425,324

L’Occitane International S.A.	810,500	1,416,023

		5,841,347

	Shares	Value

Poland–1.96%

Benefit Systems S.A. (a)	10,106	$2,488,481

South Africa–3.71%

Naspers Ltd. -Class N	19,160	4,719,219

South Korea–4.78%

AMOREPACIFIC Corp. -Preference Shares	17,558	2,249,191

Samsung Electronics Co., Ltd. -Preference Shares	111,370	3,821,891

		6,071,082

Spain–1.67%

Amadeus IT Group S.A.	24,913	2,126,546

Thailand–0.01%

Sea Ltd. -ADR (a)	1,209	17,047

United Kingdom–20.64%

Clarkson PLC	23,892	799,635

Domino’s Pizza Group PLC	779,933	3,228,630

Experian PLC	5,152	126,574

Howden Joinery Group PLC	780,522	4,887,580

Liberty Global PLC -Series A(a)	252,625	7,131,604

Reckitt Benckiser Group PLC	67,108	5,986,747

Unilever N.V.	70,893	4,077,216

		26,237,986

United States–1.07%

Nielsen Holdings PLC	57,703	1,359,483

Total Common Stocks & Other Equity Interests (Cost $111,429,519)		119,161,598

Money Market Funds–4.93%

Invesco Government & Agency Portfolio –Institutional Class, 1.82% (c)	2,192,987	2,192,987

Invesco Liquid Assets Portfolio –Institutional Class, 2.06% (c)	1,566,177	1,566,647

Invesco Treasury Portfolio –Institutional Class, 1.79% (c)	2,506,270	2,506,270

Total Money Market Funds (Cost $6,265,532)		6,265,904

TOTAL INVESTMENTS IN SECURITIES–98.69% (Cost $117,695,051)		125,427,502

OTHER ASSETS LESS LIABILITIES–1.31%		1,669,427

NET ASSETS–100.00%		$127,096,929

Investment Abbreviations:
ADR	—	American Depositary Receipt
REGS	—	Regulation S

See accompanying notes which are an integral part of this schedule.

Invesco International Companies Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)

Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2018 represented 3.74% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco International Companies Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco International Companies Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco International Companies Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended July 31, 2018, there were transfers from Level 1 to Level 2 of $18,998,181 and from Level 2 to Level 1 of $9,472,095, due to foreign fair value adjustments.

Invesco International Companies Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$—	$5,988,371	$—	$5,988,371
Brazil	3,591,808	—	—	3,591,808
Canada	2,482,374	—	—	2,482,374
Chile	5,300,768	—	—	5,300,768
China	6,619,215	4,511,004	—	11,130,219
Denmark	2,009,073	—	—	2,009,073
France	6,540,878	—	—	6,540,878
Germany	4,752,876	—	—	4,752,876
Hong Kong	—	2,796,282	—	2,796,282
India	3,180,818	—	—	3,180,818
Japan	—	22,526,940	—	22,526,940
Luxembourg	4,425,324	1,416,023	—	5,841,347
Poland	2,488,481	—	—	2,488,481
South Africa	4,719,219	—	—	4,719,219
South Korea	—	6,071,082	—	6,071,082
Spain	2,126,546	—	—	2,126,546
Thailand	17,047	—	—	17,047
United Kingdom	22,034,196	4,203,790	—	26,237,986
United States	1,359,483	—	—	1,359,483
Money Market Funds	6,265,904	—	—	6,265,904
Total Investments	$77,914,010	$47,513,492	$—	$125,427,502

Invesco International Companies Fund

Invesco International Core Equity Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2018

invesco.com/us	I-ICE-QTR-1	09/18	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.52%

Argentina–1.66%

MercadoLibre Inc.	3,980	$1,364,782

Australia–6.05%

Ansell Ltd.	54,159	1,157,725

Brambles Ltd.	199,405	1,463,603

Qantas Airways Ltd.	181,060	905,054

Rio Tinto PLC	26,285	1,451,866

		4,978,248

Brazil–0.50%

Banco do Brasil S.A.	48,000	415,390

Canada–1.99%

Suncor Energy, Inc.	38,968	1,641,042

China–3.21%

Alibaba Group Holding Ltd. -ADR(a)	6,104	1,142,852

Baidu, Inc. -ADR(a)	3,182	786,527

China International Capital Corporation Ltd. -REGS -Class H (b)	410,800	709,785

		2,639,164

Denmark–1.74%

A.P. Møller - Maersk A/S -Class B	998	1,434,707

France–7.91%

Altran Technologies S.A.	96,072	916,108

BNP Paribas S.A.	33,773	2,198,451

Cie Generale des Etablissements Michelin SCA	7,553	972,373

Valeo S.A.	14,508	712,496

Vivendi S.A.	65,751	1,706,795

		6,506,223

Germany–13.26%

Bayer AG	11,089	1,235,176

Deutsche Post AG	27,869	983,808

Infineon Technologies AG	43,713	1,158,235

KION Group AG	9,472	650,581

Muenchener Rueckversicherungs-Gesellschaft AG	4,511	1,000,877

SAP S.E.	17,553	2,052,706

Siemens AG	21,431	3,026,157

Siemens Healthineers AG -REGS (a)(b)	18,115	806,923

		10,914,463

Hong Kong–2.56%

AIA Group Ltd.	241,000	2,109,906

India–0.59%

InterGlobe Aviation Ltd. -REGS (b)	35,813	485,727

	Shares	Value

Ireland–1.94%

James Hardie Industries PLC	99,766	$1,593,497

Italy–3.76%

Enel S.p.A.	302,599	1,684,401

Prysmian S.p.A.	55,121	1,411,124

		3,095,525

Japan–22.60%

Asahi Group Holdings, Ltd.	46,300	2,245,024

Daito Trust Construction Co., Ltd.	8,400	1,404,138

Hitachi, Ltd.	275,000	1,921,806

KDDI Corp.	74,400	2,074,382

Komatsu Ltd.	66,893	1,964,397

Mitsui O.S.K. Lines, Ltd.	30,600	792,352

Nissan Chemical Corp.	9,700	434,681

ORIX Corp.	127,400	2,068,613

Seven & i Holdings Co., Ltd.	43,100	1,759,223

Shimano Inc.	9,700	1,395,019

SoftBank Group Corp.	26,300	2,186,767

Suruga Bank Ltd.	38,600	346,670

		18,593,072

Luxembourg–2.21%

ArcelorMittal	56,868	1,820,580

Netherlands–6.99%

Fugro N.V. (a)	56,399	813,461

Heineken N.V.	12,127	1,227,146

ING Groep N.V.	159,505	2,436,774

Signify N.V.	46,061	1,273,123

		5,750,504

Norway–0.83%

Orkla ASA	80,868	684,238

Singapore–1.29%

DBS Group Holdings Ltd.	54,060	1,062,219

South Africa–1.05%

Naspers Ltd. -Class N	3,517	866,258

Spain–2.46%

CaixaBank S.A.	437,472	2,024,148

Sweden–0.76%

SSAB AB -Class B	156,798	621,892

Switzerland–6.32%

Glencore PLC	238,548	1,050,807

Novartis AG -ADR	19,308	1,619,941

UBS Group AG	153,377	2,527,111

		5,197,859

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

	Shares	Value

United Kingdom–7.54%

Royal Dutch Shell PLC -Class A -ADR	47,491	$3,246,960
St. James’s Place PLC	83,248	1,315,535
Vodafone Group PLC -ADR	66,768	1,639,154
		6,201,649

United States–2.30%

Carnival PLC	18,155	1,054,408
Tesla, Inc. (a)(c)	2,801	835,090
		1,889,498
Total Common Stocks & Other Equity Interests (Cost $82,469,405)		81,890,591

	Shares	Value

Money Market Funds–0.26%

Invesco Government & Agency Portfolio –Institutional Class, 1.82% (d)	128,048	$128,048
Invesco Treasury Portfolio –Institutional Class, 1.79% (d)	85,366	85,366
Total Money Market Funds (Cost $213,414)		213,414
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.78% (Cost $82,682,819)		82,104,005

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.64%

Invesco Government & Agency Portfolio - Institutional Class, 1.82% (Cost $532,800)(d)(e)	532,800	532,800
TOTAL INVESTMENTS IN SECURITIES–100.42% (Cost $83,215,619)		82,636,805
OTHER ASSETS LESS LIABILITIES–(0.42)%		(349,102)
NET ASSETS–100.00%		$82,287,703

Investment Abbreviations:

ADR	—American Depositary Receipt
REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2018 was $2,002,435, which represented 2.43% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2018.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco International Core Equity Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco International Core Equity Fund

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco International Core Equity Fund

The following is a summary of the tiered valuation input levels, as of July 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended July 31, 2018, there were transfers from Level 1 to Level 2 of $15,670,925 and from Level 2 to Level 1 of $9,088,958, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$1,364,782	$—	$—	$1,364,782
Australia	1,463,603	3,514,645	—	4,978,248
Brazil	415,390	—	—	415,390
Canada	1,641,042	—	—	1,641,042
China	1,929,379	709,785	—	2,639,164
Denmark	1,434,707	—	—	1,434,707
France	6,506,223	—	—	6,506,223
Germany	8,861,757	2,052,706	—	10,914,463
Hong Kong	—	2,109,906	—	2,109,906
India	485,727	—	—	485,727
Ireland	1,593,497	—	—	1,593,497
Italy	—	3,095,525	—	3,095,525
Japan	2,245,024	16,348,048	—	18,593,072
Luxembourg	—	1,820,580	—	1,820,580
Netherlands	2,040,607	3,709,897	—	5,750,504
Norway	684,238	—	—	684,238
Singapore	1,062,219	—	—	1,062,219
South Africa	866,258	—	—	866,258
Spain	2,024,148	—	—	2,024,148
Sweden	621,892	—	—	621,892
Switzerland	4,147,052	1,050,807	—	5,197,859
United Kingdom	4,886,114	1,315,535	—	6,201,649
United States	1,889,498	—	—	1,889,498
Money Market Funds	746,214	—	—	746,214
Total Investments	$46,909,371	$35,727,434	$—	$82,636,805

Invesco International Core Equity Fund

Invesco International Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2018

invesco.com/us	IGR-QTR-1	09/18	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.62%

Australia–4.49%

Amcor Ltd.	16,743,083	$187,297,653

Brambles Ltd.	10,678,693	78,380,026

CSL Ltd.	495,375	72,256,557

		337,934,236

Brazil–4.20%

B3 S.A. - Brasil, Bolsa, Balcão	22,741,502	143,421,974

Banco Bradesco S.A. -ADR	14,076,710	113,739,817

Kroton Educacional S.A.	19,769,736	58,995,269

		316,157,060

Canada–9.66%

Canadian National Railway Co.	1,197,026	106,856,288

CGI Group Inc. -Class A (a)	4,003,737	258,482,344

Fairfax Financial Holdings Ltd.	48,459	27,381,123

Great-West Lifeco Inc.	2,659,172	65,722,924

Nutrien Ltd.	1,100,134	59,751,281

PrairieSky Royalty Ltd.	5,545,216	105,209,049

Suncor Energy, Inc.	2,448,975	103,132,573

		726,535,582

China–5.29%

Baidu, Inc. -ADR(a)	390,717	96,577,428

Henan Shuanghui Investment & Development Co., Ltd. -Class A	25,486,836	94,618,853

Kweichow Moutai Co., Ltd. -Class A	973,726	104,109,442

Wuliangye Yibin Co., Ltd. -Class A	6,178,676	65,664,632

Yum China Holdings, Inc.	1,020,338	36,813,795

		397,784,150

Denmark–1.37%

Carlsberg A/S -Class B	856,103	103,191,227

France–7.93%

Essilor International S.A.	599,947	88,531,575

Pernod Ricard S.A.	781,471	126,055,129

Schneider Electric S.E.	1,952,725	157,183,841

Vinci S.A.	1,357,947	136,554,879

Vivendi S.A.	3,404,608	88,378,380

		596,703,804

Germany–9.35%

Allianz S.E.	716,967	158,565,427

Deutsche Boerse AG	1,651,889	217,686,114

Deutsche Post AG	2,452,079	86,561,250

GEA Group AG	1,636,942	63,930,148

SAP S.E.	1,511,099	176,712,874

		703,455,813

Hong Kong–2.93%

CK Hutchison Holdings Ltd.	11,152,823	121,203,170

	Shares	Value

Hong Kong–(continued)

Galaxy Entertainment Group Ltd.	12,351,090	$99,213,442

		220,416,612

Italy–2.64%

Intesa Sanpaolo S.p.A.	33,940,003	104,257,286

Mediobanca Banca di Credito Finanziario S.p.A.	9,116,836	94,441,262

		198,698,548

Japan–6.83%

Asahi Group Holdings, Ltd.	2,282,200	110,660,780

FANUC Corp.	455,712	89,663,809

Hoya Corp.	2,065,800	124,509,193

Japan Tobacco Inc.	1,813,400	51,589,625

Kao Corp.	1,153,900	84,212,526

Keyence Corp.	100,900	53,253,137

		513,889,070

Mexico–2.45%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	1,878,492	184,355,205

Netherlands–3.34%

ING Groep N.V.	6,331,872	96,732,664

Wolters Kluwer N.V.	2,562,428	154,486,499

		251,219,163

Singapore–1.73%

United Overseas Bank Ltd.	6,544,566	129,891,416

South Korea–3.36%

NAVER Corp.	252,783	161,784,012

Samsung Electronics Co., Ltd.	2,197,018	91,139,607

		252,923,619

Spain–1.55%

Amadeus IT Group S.A.	1,366,409	116,635,169

Sweden–2.74%

Investor AB -Class B	4,730,326	206,283,922

Switzerland–6.97%

Cie Financiere Richemont S.A.	1,480,789	130,103,659

Julius Baer Group Ltd.	1,630,984	89,669,529

Kuehne + Nagel International AG	522,045	83,483,969

Novartis AG	1,772,425	148,771,692

UBS Group AG	4,392,055	72,365,560

		524,394,409

Taiwan–2.49%

Taiwan Semiconductor Manufacturing Co. Ltd.	23,516,887	187,696,093

Thailand–0.77%

Kasikornbank PCL -NVDR	8,796,600	57,567,931

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

	Shares	Value

Turkey–0.80%

Akbank T.A.S.	40,647,649	$59,949,381

United Kingdom–12.97%

British American Tobacco PLC	2,368,713	130,606,394

Compass Group PLC	5,145,926	110,732,287

Informa PLC	10,347,160	107,116,329

Lloyds Banking Group PLC	124,966,643	102,314,877

Reckitt Benckiser Group PLC	1,478,198	131,870,967

RELX PLC	7,686,476	167,721,308

Royal Dutch Shell PLC -Class B	2,347,469	82,155,754

TechnipFMC PLC	1,882,588	60,910,252

Unilever N.V.	1,439,133	82,767,776

		976,195,944

United States–3.76%
Broadcom Inc.	835,819	185,359,580

Philip Morris International Inc.	1,131,745	97,669,593

		283,029,173

Total Common Stocks & Other Equity Interests (Cost $5,378,857,170)		7,344,907,527

	Shares	Value

Money Market Funds–2.52%

Invesco Government & Agency Portfolio –Institutional Class, 1.82% (b)	68,402,114	$68,402,114

Invesco Liquid Assets Portfolio –Institutional Class, 2.06% (b)	46,495,254	46,509,203

Invesco Treasury Portfolio –Institutional Class, 1.79% (b)	74,405,692	74,405,691

Total Money Market Funds (Cost $189,303,526)		189,317,008

TOTAL INVESTMENTS IN SECURITIES–100.14% (Cost $5,568,160,696)		7,534,224,535

OTHER ASSETS LESS LIABILITIES–(0.14)%		(10,292,261)

NET ASSETS–100.00%		$7,523,932,274

Investment Abbreviations:

ADR     —American Depositary Receipt

NVDR  —Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco International Growth Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco International Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the nine months ended July 31, 2018, there were transfers from Level 1 to Level 2 of $916,561,955 and from Level 2 to

Level 1 of $1,187,912,691, due to foreign fair value adjustments.

Invesco International Growth Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$78,380,026	$259,554,210	$—	$337,934,236
Brazil	316,157,060	—	—	316,157,060
Canada	726,535,582	—	—	726,535,582
China	133,391,223	264,392,927	—	397,784,150
Denmark	103,191,227	—	—	103,191,227
France	596,703,804	—	—	596,703,804
Germany	526,742,939	176,712,874	—	703,455,813
Hong Kong	220,416,612	—	—	220,416,612
Italy	—	198,698,548	—	198,698,548
Japan	110,660,780	403,228,290	—	513,889,070
Mexico	184,355,205	—	—	184,355,205
Netherlands	154,486,499	96,732,664	—	251,219,163
Singapore	129,891,416	—	—	129,891,416
South Korea	161,784,012	91,139,607	—	252,923,619
Spain	116,635,169	—	—	116,635,169
Sweden	206,283,922	—	—	206,283,922
Switzerland	375,622,717	148,771,692	—	524,394,409
Taiwan	—	187,696,093	—	187,696,093
Thailand	—	57,567,931	—	57,567,931
Turkey	—	59,949,381	—	59,949,381
United Kingdom	704,156,085	272,039,859	—	976,195,944
United States	283,029,173	—	—	283,029,173
Money Market Funds	189,317,008	—	—	189,317,008
Total Investments	$5,317,740,459	$2,216,484,076	$—	$7,534,224,535

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2018.

	Value 10/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 07/31/18	Dividend Income
Fomento Economico Mexicano, S.A.B. de C.V.-ADR(a)	$169,397,075	$8,765,906	$(14,355,643)	$20,437,235	$110,632	$184,355,205	$2,670,314

(a) As of July 31, 2018, this security is no longer considered as an affiliate of the fund.

Invesco International Growth Fund

Invesco Select Opportunities Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2018

invesco.com/us	SOPP-QTR-1	09/18	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2018

(Unaudited)

	Shares	Value

Common Stocks–93.52%

Australia–2.95%

National Veterinary Care Ltd.	969,397	$1,515,843

Brazil–1.49%

Arcos Dorados Holdings, Inc. -Class A	109,492	766,444

China–2.55%

Hollysys Automation Technologies Ltd.	56,571	1,312,447

France–6.20%

Ipsos	37,559	1,256,926

Vicat S.A.	29,863	1,932,756

		3,189,682

Hong Kong–1.52%

Clear Media Ltd. (a)	1,134,000	780,166

Israel–1.89%

Sarine Technologies Ltd.	1,525,129	972,885

Monaco–5.18%

GasLog Ltd.	158,307	2,667,473

Netherlands–4.19%

SBM Offshore N.V.	139,513	2,157,979

Poland–4.25%

Inter Cars SA	29,532	2,185,610

United Kingdom–14.00%

DCC PLC	5,015	463,555

DFS Furniture PLC	513,037	1,380,390

Equiniti Group PLC -REGS (b)	612,267	1,719,705

Howden Joinery Group PLC	205,712	1,288,155

Inspired Energy PLC	295,597	80,504

Jardine Lloyd Thompson Group PLC	122,939	2,275,140

		7,207,449

United States–49.30%

Alliance Data Systems Corp.	6,575	1,478,586

Axalta Coating Systems Ltd. (c)	53,898	1,630,415

Booz Allen Hamilton Holding Corp.	47,560	2,248,161

CommScope Holding Co., Inc. (c)	84,102	2,700,515

Encore Capital Group, Inc. (c)	71,866	2,594,363

Global Payments Inc.	22,504	2,533,275

ION Geophysical Corp. (c)	5,474	140,134

Liberty Broadband Corp. -Class A(c)	20,535	1,629,247

Nuance Communications, Inc. (c)	111,642	1,648,952

Performant Financial Corp. (c)	494,586	1,063,360

Regal-Beloit Corp.	14,900	1,280,655

Sabre Corp.	84,927	2,090,903

Spirit Airlines, Inc. (c)	74,326	3,228,722

	Shares	Value

United States–(continued)

TiVo Corp.	90,707	$1,102,090

		25,369,378

Total Common Stocks (Cost $44,508,420)		48,125,356

Money Market Funds–5.19%

Invesco Government & Agency Portfolio –Institutional Class, 1.82% (d)	935,301	935,301

Invesco Liquid Assets Portfolio –Institutional Class, 2.06% (d)	668,029	668,229

Invesco Treasury Portfolio –Institutional Class, 1.79% (d)	1,068,915	1,068,915

Total Money Market Funds (Cost $2,672,326)		2,672,445

TOTAL INVESTMENTS IN SECURITIES–98.71% (Cost $47,180,746)		50,797,801

OTHER ASSETS LESS LIABILITIES–1.29%		666,126

NET ASSETS–100.00%		$51,463,927

Investment Abbreviations:

REGS — Regulation S

Notes to Schedule of Investments:

(a)	Security valued using significant unobservable inputs (Level 3). See Note 2.

(b)

Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2018 represented 3.34% of the Fund’s Net Assets.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Select Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Select Opportunities Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Select Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended July 31, 2018, there were transfers from Level 1 to Level 2 of $4,137,377 and from Level 1 to 3 of $780,166 due to foreign fair value adjustments.

Invesco Select Opportunities Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$1,515,843	$—	$1,515,843
Brazil	766,444	—	—	766,444
China	1,312,447	—	—	1,312,447
France	3,189,682	—	—	3,189,682
Hong Kong	—	—	780,166	780,166
Israel	—	972,885	—	972,885
Monaco	2,667,473	—	—	2,667,473
Netherlands	—	2,157,979	—	2,157,979
Poland	2,185,610	—	—	2,185,610
United Kingdom	6,743,894	463,555	—	7,207,449
United States	25,369,378	—	—	25,369,378
Money Market Funds	2,672,445	—	—	2,672,445
Total Investments	$44,907,373	$5,110,262	$780,166	$50,797,801

Invesco Select Opportunities Fund

Item 2.   Controls and Procedures.

(a)

As of September 20, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 20, 2018, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 28, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 28, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	September 28, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.